BORROWING COSTS (Details) - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Property, plant and equipment capitalized interest cost rate	4.46%	3.74%
Amount of the capitalized interest cost, property, plant and equipment	$ 24,767	$ 16,469